Quarterly Holdings Report
for

Fidelity Advisor® Health Care Fund

April 30, 2019

AFHC-QTLY-0619
1.800327.115

Schedule of Investments April 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value
Biotechnology - 24.4%
Biotechnology - 24.4%
Abeona Therapeutics, Inc. (a)	860,000	$6,622,000
Acceleron Pharma, Inc. (a)	420,000	17,106,600
Acorda Therapeutics, Inc. (a)	540,000	5,643,000
Alexion Pharmaceuticals, Inc. (a)	900,000	122,517,000
Allakos, Inc. (a)(b)	380,000	14,899,800
Allogene Therapeutics, Inc. (b)	210,000	6,289,500
Alnylam Pharmaceuticals, Inc. (a)	247,396	22,102,359
Amgen, Inc.	220,000	39,450,400
Amicus Therapeutics, Inc. (a)	1,000,000	13,340,000
AnaptysBio, Inc. (a)	251,959	18,322,458
Argenx SE ADR (a)	311,700	39,919,419
Array BioPharma, Inc. (a)	1,500,000	33,915,000
Ascendis Pharma A/S sponsored ADR (a)	400,000	44,552,000
Atara Biotherapeutics, Inc. (a)	500,000	16,800,000
BeiGene Ltd. ADR (a)	201,931	25,085,888
BioMarin Pharmaceutical, Inc. (a)	118,700	10,152,411
bluebird bio, Inc. (a)	137,439	19,492,973
Blueprint Medicines Corp. (a)	440,000	33,268,400
Cellectis SA sponsored ADR (a)	320,000	6,316,800
FibroGen, Inc. (a)	350,000	16,355,500
GlycoMimetics, Inc. (a)	500,000	6,085,000
Gritstone Oncology, Inc.	292,500	3,074,175
Immunomedics, Inc. (a)(b)	1,200,000	19,224,000
Insmed, Inc. (a)	1,214,985	36,984,143
Intercept Pharmaceuticals, Inc. (a)	136,924	11,800,110
La Jolla Pharmaceutical Co. (a)	240,000	1,932,000
Morphosys AG (a)	100,000	9,914,944
Neurocrine Biosciences, Inc. (a)	375,000	27,090,000
Principia Biopharma, Inc.	353,158	10,562,956
Sage Therapeutics, Inc. (a)	38,300	6,443,209
Sarepta Therapeutics, Inc. (a)(b)	900,000	105,246,000
Scholar Rock Holding Corp.	21,300	453,264
uniQure B.V. (a)	250,000	14,047,500
Vertex Pharmaceuticals, Inc. (a)	820,000	138,563,600
Viking Therapeutics, Inc. (a)(b)	560,000	4,384,800
Xencor, Inc. (a)	530,620	16,295,340
Zymeworks, Inc. (a)	353,739	6,742,265
		930,994,814
Diversified Consumer Services - 0.1%
Specialized Consumer Services - 0.1%
Carriage Services, Inc.	240,000	4,212,000
Health Care Equipment & Supplies - 29.3%
Health Care Equipment - 28.7%
Atricure, Inc. (a)	722,500	21,689,450
Becton, Dickinson & Co.	1,230,000	296,110,200
Boston Scientific Corp. (a)	6,600,000	244,992,000
Danaher Corp.	420,000	55,624,800
Hologic, Inc. (a)	1,000,000	46,380,000
Insulet Corp. (a)	544,952	47,002,110
Integra LifeSciences Holdings Corp. (a)	210,000	10,959,900
Intuitive Surgical, Inc. (a)	180,000	91,913,400
Masimo Corp. (a)	330,000	42,949,500
Penumbra, Inc. (a)(b)	356,333	47,926,789
Stryker Corp.	530,000	100,122,300
Teleflex, Inc.	90,000	25,756,200
Varian Medical Systems, Inc. (a)	140,000	19,063,800
Wright Medical Group NV (a)	1,433,700	42,394,509
		1,092,884,958
Health Care Supplies - 0.6%
Align Technology, Inc. (a)	36,000	11,688,480
ICU Medical, Inc. (a)	50,000	11,375,000
		23,063,480

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		1,115,948,438

Health Care Providers & Services - 24.4%
Health Care Distributors & Services - 1.0%
Covetrus, Inc. (a)	540,000	17,749,800
EBOS Group Ltd.	1,400,000	20,028,985
		37,778,785
Health Care Facilities - 2.4%
HCA Holdings, Inc.	710,000	90,333,300
Health Care Services - 4.1%
1Life Healthcare, Inc. (a)(c)(d)	160,901	1,999,999
Cigna Corp.	864,000	137,237,760
G1 Therapeutics, Inc. (a)	440,000	9,416,000
Premier, Inc. (a)	300,000	9,969,000
		158,622,759
Managed Health Care - 16.9%
Centene Corp. (a)	600,000	30,936,000
Humana, Inc.	560,000	143,029,600
Molina Healthcare, Inc. (a)	450,000	58,333,500
Notre Dame Intermedica Participacoes SA	3,884,200	34,789,499
UnitedHealth Group, Inc.	1,330,000	309,983,101
Wellcare Health Plans, Inc. (a)	260,000	67,171,000
		644,242,700

TOTAL HEALTH CARE PROVIDERS & SERVICES		930,977,544

Health Care Technology - 0.6%
Health Care Technology - 0.6%
Castlight Health, Inc. (a)	336,800	1,256,264
Castlight Health, Inc. Class B (a)	1,000,000	3,730,000
Teladoc Health, Inc. (a)(b)	330,000	18,770,400
		23,756,664
Life Sciences Tools & Services - 0.8%
Life Sciences Tools & Services - 0.8%
Lonza Group AG	100,000	30,882,931
Pharmaceuticals - 17.2%
Pharmaceuticals - 17.2%
Allergan PLC	358,700	52,728,900
Amneal Pharmaceuticals, Inc. (a)	300,000	3,861,000
Amneal Pharmaceuticals, Inc. (c)	675,676	8,695,950
AstraZeneca PLC (United Kingdom)	2,300,000	171,349,558
Bristol-Myers Squibb Co.	1,080,000	50,144,400
Dechra Pharmaceuticals PLC	860,000	29,830,304
Eli Lilly & Co.	300,000	35,112,000
Mylan NV (a)	180,000	4,858,200
MyoKardia, Inc. (a)	256,798	12,321,168
Nektar Therapeutics (a)	775,000	24,815,500
Recordati SpA	330,000	13,320,907
Roche Holding AG (participation certificate)	730,000	192,620,257
RPI International Holdings LP (a)(c)(d)	61,683	9,414,059
The Medicines Company (a)(b)	507,820	16,224,849
Theravance Biopharma, Inc. (a)	550,000	13,117,500
Turning Point Therapeutics, Inc.	25,649	892,585
Zogenix, Inc. (a)	400,000	15,596,000
		654,903,137
Software - 0.9%
Application Software - 0.9%
Benefitfocus, Inc. (a)	800,000	32,584,000
TOTAL COMMON STOCKS
(Cost $2,987,411,165)		3,724,259,528

Convertible Preferred Stocks - 0.6%
Biotechnology - 0.3%
Biotechnology - 0.3%
BioNTech AG:
Series A (a)(c)(d)	27,793	7,913,484
Series A (d)	6,787	1,932,458
Generation Bio Series B (a)(c)(d)	52,700	479,043
		10,324,985
Health Care Providers & Services - 0.1%
Health Care Services - 0.1%
1Life Healthcare, Inc. Series G (a)(c)(d)	322,145	4,004,262
Pharmaceuticals - 0.1%
Pharmaceuticals - 0.1%
Harmony Biosciences II, Inc. Series A (a)(c)(d)	4,262,580	4,262,580
Software - 0.1%
Application Software - 0.1%
Outset Medical, Inc.:
Series C (a)(c)(d)	1,003,280	3,120,201
Series D (c)(d)	884,245	2,750,002
		5,870,203
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $20,254,547)		24,462,030

Money Market Funds - 5.4%
Fidelity Cash Central Fund, 2.49% (e)	43,651,862	43,660,593
Fidelity Securities Lending Cash Central Fund 2.49% (e)(f)	160,661,880	160,677,947
TOTAL MONEY MARKET FUNDS
(Cost $204,338,416)		204,338,540
TOTAL INVESTMENT IN SECURITIES - 103.7%
(Cost $3,212,004,128)		3,953,060,098
NET OTHER ASSETS (LIABILITIES) - (3.7)%		(141,327,606)
NET ASSETS - 100%		$3,811,732,492

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $42,639,580 or 1.1% of net assets.

 (d) Level 3 security

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
1Life Healthcare, Inc.	9/28/18	$1,999,999
1Life Healthcare, Inc. Series G	4/10/14	$2,121,583
Amneal Pharmaceuticals, Inc.	5/4/18	$12,331,087
BioNTech AG Series A	12/29/17	$6,086,907
Generation Bio Series B	2/21/18	$481,978
Harmony Biosciences II, Inc. Series A	9/22/17	$4,262,580
Outset Medical, Inc. Series C	4/19/17	$2,600,000
Outset Medical, Inc. Series D	8/20/18	$2,750,002
RPI International Holdings LP	5/21/15 - 3/23/16	$8,207,868

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,078,711
Fidelity Securities Lending Cash Central Fund	273,405
Total	$1,352,116

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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